Earnings Per Share (Schedule of Earnings Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Income (loss) from continuing operations	$ (23,384)	$ (115,050)	$ (87,300)
Income from sales of real estate	105,296	93,816	89,943
Net (income) loss attributable to noncontrolling interests	(4,876)	3,722	704
Preferred dividends	(51,320)	(51,320)	(51,320)
Income (loss) from continuing operations attributable to iStar Inc. and allocable to common shareholders, HPU holders and Participating Security Holders for basic earnings per common share	25,716	(68,832)	(47,973)
Income (loss) from continuing operations attributable to iStar Inc. and allocable to common shareholders, HPU holders and Participating Security Holders for diluted earnings per common share	25,723	(68,832)	(47,973)
Undistributed earnings (loss) allocated to participating securities, basic and diluted	8
Joint venture shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive securities, effect on basic earnings per share, dilutive convertible securities	$ 7	$ 0	$ 0